Average Annual Total Returns - Bahl & Gaynor Income Growth Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.95%	7.20%	8.66%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.46%	7.61%	8.44%
Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent		16.66%	8.69%	9.54%
Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	14.72%	7.71%	8.77%
Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.21%	6.75%	7.69%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.